Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,821,000.00
Previously Paid Amount	0.00
Total Fee Amount	891.20
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule(r)
Net Fee	$ 891.20
Narrative - Max Aggregate Offering Price	$ 5,821,000.00
Final Prospectus	true